STOCK-BASED COMPENSATION - Stock option activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Options
Balance as of beginning	85,000	85,000	314,810
Stock options granted			30,000
Stock options forfeited, canceled, or expired			(259,810)
Balance as of ending		85,000	85,000	314,810
Options exercisable as of December 31, 2020		73,125
Options vested and expected to vest as of December 31, 2020		85,000
Weighted Average Exercise Price Per Share
Balance as of beginning	$ 0.63	$ 0.63	$ 0.40
Stock options granted			1.60
Stock options forfeited, canceled, or expired			0.46
Balance as of ending		0.63	$ 0.63	$ 0.40
Options exercisable as of December 31, 2020		0.35
Options vested and expected to vest as of December 31, 2020		$ 0.63
Weighted Average Remaining Contractual Term (in years)
Balance		7 years 5 months 23 days	8 years 5 months 23 days	9 years 6 months 21 days
Options vested and expected to vest as of December 31, 2020		7 years 5 months 23 days
Aggregate Intrinsic Value
Balance as of ending		$ 422,500	$ 623,100	$ 221,278
Options exercisable as of December 31, 2020		375,000
Options vested and expected to vest as of December 31, 2020		$ 422,500
ENERGY VAULT HOLDINGS, INC
Number of Options
Balance as of beginning	85,000
Stock options granted	147,000
Stock options exercised	(55,000)
Balance as of ending	177,000	85,000
Options exercisable as of December 31, 2020	86,985
Options vested and expected to vest as of December 31, 2020	177,000
Weighted Average Exercise Price Per Share
Balance as of beginning	$ 0.63
Stock options granted	5.43
Stock options exercised	0.10
Balance as of ending	4.78	$ 0.63
Options exercisable as of December 31, 2020	4.38
Options vested and expected to vest as of December 31, 2020	$ 4.78
Weighted Average Remaining Contractual Term (in years)
Balance	9 years 1 month 9 days	7 years 5 months 23 days
Options vested and expected to vest as of December 31, 2020	9 years 1 month 9 days
Aggregate Intrinsic Value
Balance as of ending		$ 422,500
Options exercisable as of December 31, 2020	$ 520,116
Options vested and expected to vest as of December 31, 2020	$ 348,245
Estimated weighted-average grant-date fair value of options granted			$ 0.71